Schedule of Property, Plant and Equipment (Details) (CAD)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1	15,572,642
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2	8,210,156
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3	7,362,486
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4	1,931,944
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5	1,201,991
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6	729,953
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7	274,899
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8	35,765
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9	239,134
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10	433,613
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11	0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12	433,613
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13	1,861
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14	1,226
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15	635
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16	594,730
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 17	182,224
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 18	412,506
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 19	602,617
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 20	554,837
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 21	47,780
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 22	2,259,805
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 23	1,961,269
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 24	298,536
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 25	21,672,111
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 26	12,147,468
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 27	9,524,643
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1		14,851,617
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2		7,689,018
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3		7,162,599
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4		1,931,944
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5		1,163,572
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6		768,372
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7		9,567
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8		8,934
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9		633
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10		433,613
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11		0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12		433,613
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13		1,861
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14		1,171
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15		690
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16		229,482
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 17		170,409
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 18		59,073
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 19		603,049
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 20		544,013
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 21		59,036
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 22		2,604,200
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 23		2,266,249
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 24		337,951
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 25		20,665,333
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 26		11,843,366
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 27		8,821,967